Material Accounting Policy Information - Summary of Detailed Information about Effects of Initial Adoption of IFRS 9 and IFRS 17 on Balance Sheet (Detail) - EUR (€) € in Millions		Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022		Jan. 01, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information about Effects of Initial Adoption of IFRS 9 and IFRS 17 on Balance Sheet [Line Items]
Cash and cash equivalents		€ 4,074		€ 3,402	[1]	€ 6,861	[1]	€ 6,889
Assets held for sale		432		88,664	[1]
Investments		266,382		254,759	[1]	409,444	[1]
Derivatives		1,429		2,771	[1]	8,843	[1]
Investments in joint ventures		1,430		1,430	[1]	1,715	[1]	1,715
Investments in associates		2,906		165	[1]	1,289	[1]	1,289
Reinsurance contract assets		16,608		16,939	[1]	21,322	[1]	3,518
Insurance contract assets		185		36	[1]	110	[1]
Deferred tax assets		2,350		2,433	[1]	2,164	[1]
Deferred expenses		447		452	[1]	428	[1]
Other assets and receivables		4,712		9,153	[1]	6,679	[1]
Intangible assets		504		420	[1]	585	[1]	585
Assets		301,581		380,711	[1]	459,560	[1]
Shareholders' equity		7,475		8,815	[1]	11,018	[1]
Other equity instruments		1,951		1,943	[1]	2,363	[1]
Issued capital and reserves attributable to owners of Aegon Ltd.		9,426		10,758	[1]	13,381	[1]
Non-controlling interests		129		176	[1]	196	[1]
Group equity		9,554		10,935	[1],[2]	13,577	[1]	26,372	€ 24,661
Subordinated borrowings		2,244		2,295	[1]	2,194	[1]
Trust pass-through securities		111		118	[1]	126	[1]
Reinsurance contract liabilities		608		270	[1]	471	[1]
Insurance contract liabilities		177,446		176,120	[1]	290,066	[1]
Investment contract liabilities with discretionary participating features		21,594		21,055	[1]	27,392	[1]
Investment contracts without discretionary participating features		75,266		65,227	[1]	92,364	[1]
Derivatives		2,479		5,175	[1]	7,138	[1]
Borrowings		2,356		4,051	[1]	9,661	[1]
Liabilities held for sale / disposal groups		389		84,183	[1]
Other liabilities		8,390		10,278	[1]	11,883	[1]
Total liabilities		292,026		369,777	[1]	445,983	[1]
Total equity and liabilities		€ 301,581		380,711	[1]	459,560	[1]
Previously stated [member]
Disclosure of Detailed Information about Effects of Initial Adoption of IFRS 9 and IFRS 17 on Balance Sheet [Line Items]
Group equity	[3]							26,372
Previously stated [member] | Initial Adoption of IFRS 9 and IFRS 17 [member]
Disclosure of Detailed Information about Effects of Initial Adoption of IFRS 9 and IFRS 17 on Balance Sheet [Line Items]
Cash and cash equivalents				3,407				6,889
Assets held for sale				89,752
Investments				76,825				157,831
Investments for account of policyholders				180,006				250,953
Derivatives				2,760				8,827
Investments in joint ventures				1,443				1,743
Investments in associates				165				1,289
Reinsurance contract assets				21,184				20,992
Insurance contract assets				0				0
Deferred tax assets				1,827				131
Deferred expenses				12,886				10,503
Other assets and receivables				10,291				7,761
Intangible assets				1,240				1,333
Assets				401,786				468,252
Shareholders' equity				12,071				23,813
Other equity instruments				1,943				2,363
Issued capital and reserves attributable to owners of Aegon Ltd.				14,014				26,176
Non-controlling interests				176				196
Group equity				14,190				26,372
Subordinated borrowings				2,295				2,194
Trust pass-through securities				118				126
Reinsurance contract liabilities				0				0
Insurance contracts for account of policyholders				100,409				149,323
Insurance contract liabilities				87,309				124,422
Investment contracts				10,658				21,767
Investment contracts for account of policyholders				80,555				104,592
Investment contract liabilities with discretionary participating features				0				0
Investment contracts without discretionary participating features				0				0
Derivatives				6,094				10,639
Borrowings				4,051				9,661
Liabilities held for sale / disposal groups				84,339
Other liabilities				11,766				19,158
Total liabilities				387,596				441,881
Total equity and liabilities				€ 401,786				468,252
Impact of the change in accounting policies (IFRS 9 and 17) [member]
Disclosure of Detailed Information about Effects of Initial Adoption of IFRS 9 and IFRS 17 on Balance Sheet [Line Items]
Group equity								€ (12,795)
Impact of the change in accounting policies (IFRS 9 and 17) [member] | Initial Adoption of IFRS 9 and IFRS 17 [member]
Disclosure of Detailed Information about Effects of Initial Adoption of IFRS 9 and IFRS 17 on Balance Sheet [Line Items]
Cash and cash equivalents			€ (5)			(28)
Assets held for sale			(1,088)
Investments			177,934			251,614
Investments for account of policyholders			(180,006)			(250,953)
Derivatives			11			16
Investments in joint ventures			(13)			(28)
Investments in associates			0			0
Reinsurance contract assets			(4,245)			330
Insurance contract assets			36			110
Deferred tax assets			606			2,033
Deferred expenses			(12,434)			(10,076)
Other assets and receivables			(1,051)			(963)
Intangible assets			(820)			(748)
Assets			(21,075)			(8,693)
Shareholders' equity			(3,256)			(12,795)
Other equity instruments			0			0
Issued capital and reserves attributable to owners of Aegon Ltd.			(3,256)			(12,795)
Non-controlling interests			0			0
Group equity			(3,255)			(12,795)
Subordinated borrowings			0			0
Trust pass-through securities			0			0
Reinsurance contract liabilities			270			471
Insurance contracts for account of policyholders			(100,409)			(149,323)
Insurance contract liabilities			88,811			165,644
Investment contracts			(10,658)			(21,767)
Investment contracts for account of policyholders			(80,555)			(104,592)
Investment contract liabilities with discretionary participating features			21,055			27,392
Investment contracts without discretionary participating features			65,227			92,364
Derivatives			(919)			(3,501)
Borrowings			0			0
Liabilities held for sale / disposal groups			(156)
Other liabilities			(483)			(2,586)
Total liabilities			(17,819)			4,102
Total equity and liabilities			(21,076)			(8,693)
As Restated [Member] | Initial Adoption of IFRS 9 and IFRS 17 [member]
Disclosure of Detailed Information about Effects of Initial Adoption of IFRS 9 and IFRS 17 on Balance Sheet [Line Items]
Cash and cash equivalents			3,402			6,861
Assets held for sale			88,664
Investments			254,759			409,444
Investments for account of policyholders			0			0
Derivatives			2,771			8,843
Investments in joint ventures			1,430			1,715
Investments in associates			165			1,289
Reinsurance contract assets			16,939			21,322
Insurance contract assets			36			110
Deferred tax assets			2,433			2,164
Deferred expenses			452			428
Other assets and receivables			9,240			6,798
Intangible assets			420			585
Assets			380,711			459,560
Shareholders' equity			8,815			11,018
Other equity instruments			1,943			2,363
Issued capital and reserves attributable to owners of Aegon Ltd.			10,758			13,381
Non-controlling interests			176			196
Group equity			10,935			13,577
Subordinated borrowings			2,295			2,194
Trust pass-through securities			118			126
Reinsurance contract liabilities			270			471
Insurance contracts for account of policyholders			0			0
Insurance contract liabilities			176,120			290,066
Investment contracts			0			0
Investment contracts for account of policyholders			0			0
Investment contract liabilities with discretionary participating features			21,055			27,392
Investment contracts without discretionary participating features			65,227			92,364
Derivatives			5,175			7,138
Borrowings			4,051			9,661
Liabilities held for sale / disposal groups			84,183
Other liabilities			11,283			16,572
Total liabilities			369,777			445,983
Total equity and liabilities			€ 380,711			€ 459,560

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[2]	Opening balance as per January 1, 2023 has been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[3]	Opening balance as per January 1, 2022 has been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.